Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment information
Summary of long-lived assets from geographic areas

	As of December 31,
	2017	2018
	RMB	RMB
Mainland China	38,366	63,086
Hong Kong	1,629	37,542
Others	8,883	7,780
Total long-lived assets	48,878	108,408